Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (97,793)	$ (13,810)	¥ (84,923)	¥ (89,954)
Less: Net income (loss) attributable to non-controlling interest	(5,302)	(749)	(11,677)	14,051
Net loss attributable to ruhnn	¥ (92,491)	$ (13,061)	¥ (73,246)	¥ (104,005)
Weighted average ordinary shares outstanding:
Basic and diluted	415,523,933	415,523,933	321,584,804	319,406,760
Net loss per ordinary share:
Basic and diluted | (per share)	¥ (0.22)	$ (0.03)	¥ (0.23)	¥ (0.33)
Net loss per ADS (each ADS represents five ordinary shares):
Basic and diluted | (per share)	¥ (1.11)	$ (0.16)	¥ (1.14)	¥ (1.63)